Share-Based Compensation (Details)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Option valuation assumptions
Expected volatility	32.10%	31.40%	30.40%
Expected dividends	3.20%	2.50%	3.40%
Expected life (years)	5 years	6 years	5 years
Risk-free interest rate	0.90%	2.20%	2.20%